SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Property, plant and equipment
Interest expense capitalized	$ 1,428,357
Depreciation of property, plant and equipment	20,956,076	40,275,455
Net (loss) income	13,043,181	(212,810,736)
Basic-ordinary shares	$ 0.07	$ (0.36)
Service Life [Member]
Property, plant and equipment
Depreciation of property, plant and equipment	(14,000,000)
Net (loss) income	$ 14,000,000
Basic-ordinary shares	$ 0.05
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives	30 years	20 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives	15 years	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives	6 years